EARNINGS PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	0